Share-based payments - Additional Information (Details)				6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares	Dec. 31, 2025 shares employee item director	Jun. 25, 2025 shares	Jun. 30, 2026 shares	Jun. 30, 2025 Options shares	Dec. 31, 2025 shares director
Modification of complex options
Share-based payments
Number of share options exercised in share based payment arrangement		14,715		0
Option term				10 years
Equity value (Percentage)				100.00%
Number Of employee exercise option | employee		1
Number of tranches exercised | item		1
ESOP options
Share-based payments
Granted during the period (units)				23,719	15,663
Number of share options exercised in share based payment arrangement | Options					6,933
ESOP options | Director
Share-based payments
Granted during the period (units)	23,719		15,663
Number of Directors | director		3				3
Number of share options exercised in share based payment arrangement					6,933	24,758